PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

10.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,	December 31,
	2021	2020	2019
Prepaid insurance	$537,022	$367,969	$269,262
Deposits on rental agreements	103,688	128,680	119,660
Retainers for professional services	32,491	23,000	23,000
Other prepaid expenses and other assets	114,533	185,822	218,120
	$787,734	$705,471	$630,042